SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 16, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      BlackRock Liquid Environmentally Aware Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 1077 to the Registration Statement

on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1077 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses relating to (i) Cabrera Capital Markets Shares of BlackRock Liquid Environmentally Aware Fund (the “Fund”) and (ii) Bancroft Capital Shares of the Fund, as well as an updated Statement of Additional Information. The filing is being made in order to register Cabrera Capital Markets Shares and Bancroft Capital Shares of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1054 to the Registration Statement on Form N-1A of the Trust on behalf of the Fund, which was filed on September 28, 2020 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing (with reference to the Prior Filing’s prospectus for Mischler Financial Group Shares) with respect to the following matters:

Prospectus:

•	Fund Overview
¡	Investment Objective
¡	Principal Investment Strategies of the Fund
¡	Tax Information
•	Details About the Fund
¡	How the Fund Invests
¡	Investment Objective
¡	Principal Investment Strategies
¡	Principal Investments
¡	Other Strategies
¡	Other Risks of Investing in the Fund
•	Account Information
¡	Distribution and Shareholder Servicing Payments
¡	Fund’s Rights
¡	Liquidity Fees and Redemption Gates
¡	Short-Term Trading Policy
¡	Master/Feeder Structure
•	Management of the Fund
¡	Conflicts of Interest
¡	Valuation of Fund Investments
¡	Dividends, Distributions and Taxes
•	General Information
•	Glossary

Statement of Additional Information—Part I:

•	Investment Restrictions
•	Management, Advisory and Other Service Arrangements
¡	Custodians
¡	Transfer Agent
•	Computation of Offering Price Per Share

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements
¡	Trustees and Officers
¡	Management Arrangements

¡	Other Service Arrangements
•	Yield Information
•	Dividends and Taxes
¡	Taxes
•	Proxy Voting Policies and Procedures
•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas E. McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	John A. MacKinnon

Janey Ahn

Tricia Meyer